CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Total cash, cash equivalents, and marketable securities, securities loaned	$ 4,531,000,000	$ 4,058,000,000
Accounts receivable, allowance	$ 296,000,000	$ 225,000,000
Convertible preferred stock, par value per share (in dollars per share)	$ 0.001	$ 0.001
Convertible preferred stock, shares authorized (in shares)	100,000,000	100,000,000
Convertible preferred stock, shares issued (in shares)	0	0
Convertible preferred stock, shares outstanding (in shares)	0	0
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001
Common stock and capital stock, shares authorized (in shares)	15,000,000,000	15,000,000,000
Common stock, par value (in USD per share)	$ 687,000	$ 680,000
Common stock, shares issued (in shares)	687,348,000	680,172,000
Common stock, shares outstanding (in shares)	687,348,000	680,172,000
Class A Common Stock
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001
Common stock and capital stock, shares authorized (in shares)	9,000,000,000	9,000,000,000
Common stock, par value (in USD per share)	$ 292,000	$ 287,000
Common stock, shares issued (in shares)	292,297,000	286,560,000
Common stock, shares outstanding (in shares)	292,297,000	286,560,000
Class B Common Stock
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001
Common stock and capital stock, shares authorized (in shares)	3,000,000,000	3,000,000,000
Common stock, par value (in USD per share)	$ 50,000	$ 53,000
Common stock, shares issued (in shares)	50,295,000	53,213,000
Common stock, shares outstanding (in shares)	50,295,000	53,213,000
Class C Capital Stock
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001
Common stock and capital stock, shares authorized (in shares)	3,000,000,000	3,000,000,000
Common stock, par value (in USD per share)	$ 345,000	$ 340,000
Common stock, shares issued (in shares)	344,756,000	340,399,000
Common stock, shares outstanding (in shares)	344,756,000	340,399,000
Google Inc.
Total cash, cash equivalents, and marketable securities, securities loaned	$ 4,531,000,000	$ 4,058,000,000
Accounts receivable, allowance	$ 296,000,000	$ 225,000,000
Convertible preferred stock, par value per share (in dollars per share)	$ 0.001	$ 0.001
Convertible preferred stock, shares authorized (in shares)	500.0	100,000,000
Convertible preferred stock, shares issued (in shares)	0	0
Convertible preferred stock, shares outstanding (in shares)	0	0
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001
Common stock and capital stock, shares authorized (in shares)	1,500.0	15,000,000,000
Common stock, par value (in USD per share)	$ 0	$ 680,000
Common stock, shares issued (in shares)	300.0	680,172,000
Common stock, shares outstanding (in shares)	300.0	680,172,000
Google Inc. | Class A Common Stock
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001
Common stock and capital stock, shares authorized (in shares)	500.0	9,000,000,000
Common stock, par value (in USD per share)	$ 0	$ 287,000
Common stock, shares issued (in shares)	100.0	286,560,000
Common stock, shares outstanding (in shares)	100.0	286,560,000
Google Inc. | Class B Common Stock
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001
Common stock and capital stock, shares authorized (in shares)	500.0	3,000,000,000
Common stock, par value (in USD per share)	$ 0	$ 53,000
Common stock, shares issued (in shares)	100.0	53,213,000
Common stock, shares outstanding (in shares)	100	53,213,000
Google Inc. | Class C Capital Stock
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001
Common stock and capital stock, shares authorized (in shares)	500.0	3,000,000,000
Common stock, par value (in USD per share)	$ 0	$ 340,000
Common stock, shares issued (in shares)	100.0	340,399,000
Common stock, shares outstanding (in shares)	100	340,399,000